Income Taxes - 10K - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Income Tax Disclosure [Abstract]
U.S. federal provision at statutory tax rate					$ (1,540)	$ (2,075)	$ (6,297)
State income taxes, net of federal benefit					(711)	(762)	(1,387)
Permanent differences					102	140	148
PPP loan forgiveness					(1,755)	(573)	0
Stock compensation					(12)	(2)	(29)
Tax credits					(157)	(361)	(255)
Change in valuation allowance					4,265	3,671	7,833
Income tax expense	$ (72)	$ 96	$ 0	$ 144	$ 192	$ 38	$ 13